Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income (loss)	$ 62,771			$ 721,840	$ 3,606,942
Basic weighted average shares outstanding	25,000,000			7,500,000	25,000,000
Diluted weighted average shares outstanding	25,000,000				25,000,000
Basic net income (loss) per ordinary share	$ 0			$ 0.1	$ 0.14
Diluted net income (loss) per ordinary share	$ 0			$ 0.1	$ 0.14
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income (loss)	$ 20,923	$ (47,447)	$ (77,427)	$ 797,823	$ 1,202,314
Basic weighted average shares outstanding	8,333,333	8,333,333	8,333,333	8,289,473	8,333,333
Diluted weighted average shares outstanding	8,333,333	8,333,333	8,333,333		8,333,333
Basic net income (loss) per ordinary share	$ 0	$ (0.01)	$ (0.01)	$ 0.1	$ 0.14
Diluted net income (loss) per ordinary share	$ 0	$ (0.01)	$ (0.01)	$ 0.1	$ 0.14